Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 57,453	$ 57,788	$ 113,905	$ 117,956
Interest on satellite performance incentive payments	237	294	489	603
Interest on significant financing component	3,095	3,524	6,379	7,147
Interest on employee benefit plans, net	(268)	(38)	(533)	(78)
Interest on leases	589	374	1,035	744
Capitalized interest	(7,475)		(10,980)
Interest expense	$ 53,631	$ 61,942	$ 110,295	$ 126,372